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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Global Equity Value Fund (formerly Columbia Equity Value Fund)

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.6%
AUSTRALIA 2.1%
Australia and New Zealand Banking Group Ltd.	305,040	$8,274,056
BHP Billiton Ltd., ADR	111,689	5,766,503
National Australia Bank Ltd.	290,409	8,044,793
Total		22,085,352
BELGIUM 0.8%
Anheuser-Busch InBev NV	73,778	8,665,691
BERMUDA 0.6%
Norwegian Cruise Line Holdings Ltd. (a)	151,410	6,645,385
BRAZIL 1.0%
Natura Cosmeticos SA	345,300	4,762,666
Souza Cruz SA	683,500	5,502,417
Total		10,265,083
CANADA 2.4%
Bank of Montreal	38,568	2,842,076
Bank of Montreal	35,641	2,627,180
Royal Bank of Canada	74,705	5,467,478
Suncor Energy, Inc.	307,326	9,708,428
Toronto-Dominion Bank (The)	54,858	2,769,780
Toronto-Dominion Bank (The)	51,043	2,580,049
Total		25,994,991
CURACAO 1.2%
Schlumberger Ltd.	152,091	13,072,222
DENMARK 0.5%
Novo Nordisk A/S, Class B	113,570	5,179,614
FRANCE 2.5%
Cie Generale des Etablissements Michelin	51,729	4,756,644
GDF Suez	220,888	5,442,451
Orange SA	371,668	6,546,364
Rexel SA	287,903	5,330,516
VINCI SA	89,234	4,823,900
Total		26,899,875
GERMANY 1.0%
Adidas AG	72,446	5,810,353
Siemens AG, Registered Shares	43,572	5,155,731
Total		10,966,084

Issuer	Shares	Value

Common Stocks (continued)
IRELAND 2.8%
Actavis PLC (a)	52,441	$14,191,059
Jazz Pharmaceuticals PLC (a)	36,122	6,396,845
Perrigo Co. PLC	56,538	9,056,822
Total		29,644,726
JAPAN 4.0%
FANUC Corp.	12,000	2,025,325
Honda Motor Co., Ltd.	159,300	4,816,917
Japan Tobacco, Inc.	160,500	5,144,931
Komatsu Ltd.	236,500	5,595,986
Kyushu Electric Power Co., Inc. (a)	494,600	5,066,192
Mitsui & Co., Ltd.	336,200	4,636,676
Nippon Telegraph & Telephone Corp.	86,300	4,614,814
Resona Holdings, Inc.	981,200	5,300,800
Toyota Motor Corp.	94,000	5,779,077
Total		42,980,718
LIBERIA 0.8%
Royal Caribbean Cruises Ltd.	112,594	8,302,682
NETHERLANDS 1.1%
LyondellBasell Industries NV, Class A	151,305	11,931,912
NORWAY 0.5%
Telenor ASA	249,172	5,260,158
SPAIN 1.1%
Enagas SA	169,107	5,662,736
Red Electrica Corp. SA	64,506	5,909,070
Total		11,571,806
SWEDEN 1.0%
Skanska AB, Class B	268,493	5,782,832
Svenska Cellulosa AB, Class B	229,673	5,417,986
Total		11,200,818
SWITZERLAND 4.4%
ACE Ltd.	114,546	13,097,190
Novartis AG, ADR	128,371	12,407,057
Roche Holding AG, ADR	222,132	8,321,065
TE Connectivity Ltd.	92,222	5,920,652
Tyco International PLC	180,045	7,723,930
Total		47,469,894

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM 10.7%
BAE Systems PLC, ADR	193,415	$5,814,055
BG Group PLC	583,062	8,198,505
BP PLC, ADR	320,533	12,603,358
BT Group PLC	873,542	5,597,065
HSBC Holdings PLC	1,082,293	10,768,748
National Grid PLC	377,952	5,490,356
Pearson PLC	283,180	5,445,046
Rio Tinto PLC	110,641	5,171,675
Royal Dutch Shell PLC, ADR, Class A	83,402	5,538,727
Royal Dutch Shell PLC, Class A	474,306	15,798,964
SABMiller PLC	116,221	6,469,984
United Continental Holdings, Inc. (a)	300,965	18,428,087
Smith & Nephew PLC	318,782	5,527,105
WPP PLC	193,443	4,048,916
Total		114,900,591
UNITED STATES 60.1%
AbbVie, Inc.	210,611	14,574,281
Abercrombie & Fitch Co., Class A	148,977	4,297,986
Aetna, Inc.	69,576	6,069,810
Agilent Technologies, Inc.	56,255	2,404,339
Allstate Corp. (The)	93,439	6,367,868
Altria Group, Inc.	169,119	8,499,921
American International Group, Inc.	161,691	8,860,667
Apple, Inc.	76,485	9,096,361
Bank of America Corp.	1,044,842	17,804,108
BlackRock, Inc.	17,540	6,298,263
Boeing Co. (The)	78,687	10,572,385
Bristol-Myers Squibb Co.	108,918	6,431,608
Capital One Financial Corp.	66,446	5,528,307
Caterpillar, Inc.	54,011	5,433,507
CIGNA Corp.	15,090	1,552,610
Cisco Systems, Inc.	727,532	20,108,985
Citigroup, Inc.	208,624	11,259,437
Coca-Cola Co. (The)	224,976	10,085,674
Comcast Corp., Class A	115,842	6,607,628
ConocoPhillips	74,791	4,941,441
CVS Health Corp.	127,056	11,607,836
Delta Air Lines, Inc.	187,944	8,771,347
Devon Energy Corp.	188,214	11,098,980
Discover Financial Services	110,654	7,253,370
Dominion Resources, Inc.	87,811	6,370,688
Dow Chemical Co. (The)	422,703	20,572,955
Duke Energy Corp.	63,682	5,151,874
Edison International	99,073	6,297,080
Eli Lilly & Co.	119,064	8,110,640
Exxon Mobil Corp.	107,039	9,691,311
General Electric Co.	796,174	21,090,649

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Gilead Sciences, Inc. (a)	129,534	$12,994,851
Goldman Sachs Group, Inc. (The)	74,188	13,977,761
Halliburton Co.	139,173	5,873,101
HCA Holdings, Inc. (a)	73,996	5,156,781
Hewlett-Packard Co.	211,664	8,267,596
Home Depot, Inc. (The)	62,678	6,230,193
Intel Corp.	316,012	11,771,447
International Paper Co.	56,939	3,064,457
Johnson & Johnson	160,721	17,398,048
JPMorgan Chase & Co.	284,513	17,116,302
Keysight Technologies, Inc. (a)	28,127	990,070
McKesson Corp.	30,037	6,330,598
Medtronic, Inc.	81,370	6,010,802
Merck & Co., Inc.	243,273	14,693,689
MetLife, Inc.	149,454	8,311,137
Molson Coors Brewing Co., Class B	45,710	3,535,669
Mondelez International, Inc., Class A	171,466	6,721,467
Morgan Stanley	185,367	6,521,211
NextEra Energy, Inc.	71,652	7,479,752
Noble Corp. PLC	235,406	4,234,954
Occidental Petroleum Corp.	97,473	7,775,421
Pfizer, Inc.	515,968	16,072,403
Phillips 66	132,362	9,665,073
Pioneer Natural Resources Co.	51,580	7,387,803
PNC Financial Services Group, Inc. (The)	54,604	4,776,212
Procter & Gamble Co. (The)	197,894	17,895,554
PVH Corp.	43,405	5,518,512
Ralph Lauren Corp.	17,927	3,314,702
RR Donnelley & Sons Co.	323,535	5,448,329
Ryder System, Inc.	59,712	5,703,690
Sempra Energy	49,795	5,563,595
Symantec Corp.	317,971	8,295,863
SYSCO Corp.	225,568	9,081,368
Thermo Fisher Scientific, Inc.	44,115	5,703,628
Time Warner, Inc.	70,215	5,976,701
Union Pacific Corp.	71,444	8,342,516
United Technologies Corp.	52,795	5,811,674
UnitedHealth Group, Inc.	108,969	10,747,613
Verizon Communications, Inc.	315,918	15,982,292
Walt Disney Co. (The)	122,239	11,308,330
Wells Fargo & Co.	212,667	11,586,098
Western Digital Corp.	63,387	6,545,976
Xerox Corp.	481,422	6,720,651
Total		644,715,806
Total Common Stocks (Cost: $896,389,557)		$1,057,753,408

	Shares	Value

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.104% (b)(c)	6,058,101	$6,058,101
Total Money Market Funds (Cost: $6,058,101)		$6,058,101
Total Investments
(Cost: $902,447,658) (d)		$1,063,811,509(e)
Other Assets & Liabilities, Net		8,455,879
Net Assets		$1,072,267,388

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	13,818,722	289,351,434	(297,112,055)	6,058,101	7,730	6,058,101

(d)

At November 30, 2014, the cost of securities for federal income tax purposes was approximately $902,448,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$190,920,000
Unrealized Depreciation	(29,556,000)
Net Unrealized Appreciation	$161,364,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated August 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	58,202,118	30,656,953	—	88,859,071
Consumer Staples	77,692,572	25,698,592	—	103,391,164
Energy	101,590,818	23,997,469	—	125,588,287
Financials	155,044,493	32,388,398	—	187,432,891
Health Care	184,624,550	10,706,718	—	195,331,268
Industrials	103,140,169	33,350,967	—	136,491,136
Information Technology	77,717,601	—	—	77,717,601
Materials	41,335,827	5,171,675	—	46,507,502
Telecommunication Services	15,982,292	22,018,401	—	38,000,693
Utilities	30,862,989	27,570,806	—	58,433,795
Total Equity Securities	846,193,429	211,559,979	—	1,057,753,408
Mutual Funds
Money Market Funds	6,058,101	—	—	6,058,101
Total Mutual Funds	6,058,101	—	—	6,058,101
Total	852,251,530	211,559,979	—	1,063,811,509

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 21, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 21, 2015